As filed with the Securities and Exchange Commission on November 9, 2017
Securities Act File No. 033-38074
Investment Company Act No. 811-06260

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-effective Amendment No. 85

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-effective Amendment No. 83

(Check appropriate box or boxes)

QUAKER INVESTMENT TRUST
1180 W. Swedesford Road, Suite 150
Berwyn, PA 19312
(Address of Principal Executive Offices)
Registrant’s Telephone Number; including Area Code: 1-800-220-8888

Copies of Communications to:
Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and Address of Agent for Service of Process)

Jeffry H. King, Sr.
Quaker Investment Trust
1180 W. Swedesford Road, Suite 150
Berwyn, PA 19312
610-455-2299

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 85 to the Registration Statement of Quaker Investment Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 84 filed on October 30, 2017.  This PEA No. 85 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 84 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Quaker Investment Trust certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 85 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Malvern, PA on the 9th day of November, 2017.

QUAKER INVESTMENT TRUST

By: /s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment No. 85 to the registration statement on Form N-1A has been signed by the following persons in the capacities indicated:

Signature	Title	Date

/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.	Chief Executive Officer / Chairman and Trustee	November 9, 2017

/s/ Laurie Keyes
Laurie Keyes	Treasurer and Trustee	November 9, 2017

/s/James R. Brinton
James R. Brinton*	Trustee	November 9, 2017

/s/Gary E. Shugrue
Gary E. Shugrue*	Trustee	November 9, 2017

/s/Warren West
Warren West*	Trustee	November 9, 2017

/s/Everett T. Keech
Everett T. Keech*	Trustee	November 9, 2017

*By: /s/ Jeffry H. King, Sr.
Jeffry H. King, Sr. Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE